ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - THIRD PARTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - THIRD PARTIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - THIRD PARTIES
11.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES — THIRD PARTIES

Accrued expenses and other current liabilities — third parties consisted of the following:

	As of June 30,	As of December 31,
	2024	2023
	US$	US$
Accrued salaries and benefits	61,300	68,160
Payables for R&D expenses	71,571	75,578
Payables for marketing events	62,520	48,190
Payables for purchase of property, equipment and software	58,457	51,278
Refundable deposits from customers	27,461	27,007
Deposits from third parties (i)	11,659	19,608
VAT and other taxes payables	18,736	23,190
Payables for service fees	87,727	33,229
Bank acceptance notes and letter of credit	—	38,290
Refundable deposits in connection with the PIPE investments	—	9,699
Others	31,792	25,193
Total	431,223	419,422
(i)	Represents short -term deposits from third party suppliers.

11.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES — THIRD PARTIES

Accrued expenses and other current liabilities — third parties consisted of the following:

	As of December 31,
	2023	2022
	US$	US$
Accrued salaries and benefits	68,160	46,362
Payables for R&D expenses	75,578	83,261
Payables for marketing events	48,190	47,729
Payables for purchase of property, equipment and software	51,278	88,286
Refundable deposits from customers	27,007	3,410
Deposits from third parties(i)	19,608	4,684
VAT and other taxes payables	23,190	4,843
Payables for service fees	33,229	21,176
Bank acceptance notes and letter of credit	38,290	11,025
Refundable deposits in connection with the PIPE investments	9,699	—
Others	25,193	12,523
Total	419,422	323,299
(i)	Represents short -term deposits from third party suppliers.